DEFERRED REVENUE	6 Months Ended
Jun. 30, 2021
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 5:-DEFERRED REVENUE

Deferred revenue as of June 30, 2021 and December 31, 2020 was $7,264 and $10,607, respectively, and primarily relates to revenue that is recognized over time for service contracts. Approximately $4,761 of the balance as of December 31, 2020 was recognized as revenue during the six months ended June 30, 2021.

The balance of deferred revenue approximates the aggregate amount of the billed and collected amount allocated to the unsatisfied performance obligations at the end of reporting period.

F - 12

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 5:-DEFERRED REVENUE (Cont.)

All of the Company’s performance obligations in contracts with customers, other than large scale governmental projects (expected to be recognized over periods of approximately 8-12 years), principally relate to contracts with a duration of less than one year, and as such, the Company is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

For information regarding disaggregated revenue, please refer to note 10 (b).